Financial risk management - Exchange risk management (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial risk management
Percent of revenue (excluding construction revenue) from TUA of international passengers (as a percent)	16.87%	13.20%	15.95%
Appreciation rate of the peso to U.S. Dollar (as a percent)	10.00%	10.00%	10.00%
Projected decrease in revenue due to appreciation rate of peso to U.S. dollar	$ 116,929	$ 54,293	$ 120,798
Depreciation of peso to U.S. Dollar (as a percent)	2.80%